Subsequent Events - Additional Information (Detail) (Business Combination)	1 Months Ended
	May 31, 2012	May 30, 2012 Mizuho Investors Securities Company Limited	May 15, 2012 Mizuho Investors Securities Company Limited
Subsequent Event [Line Items]
MHFG Group's percent of owned subsidiary	94.66%
Merger ratio			0.35
Number of shares to be issued by MHSC in connection with Merger		430,789,690